Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated February 14, 2025 to the
Bond Funds Prospectus, dated August 1, 2024,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Mortgage Opportunities and Bond Fund
(the “Fund”)
Effective August 1, 2025, the third‑to‑last sentence in the first paragraph in the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies from 0 to 8 years based on PIMCO’s market forecasts.

PIMCO Mortgage Opportunities and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement dated February 14, 2025 to the
Bond Funds Prospectus, dated August 1, 2024,
as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Mortgage Opportunities and Bond Fund
(the “Fund”)
Effective August 1, 2025, the third‑to‑last sentence in the first paragraph in the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The average portfolio duration of this Fund normally varies from 0 to 8 years based on PIMCO’s market forecasts.